Balance sheet components (Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory, Net [Abstract]
Raw materials	$ 39	$ 250	$ 740
Finished goods	2,893	3,113	2,083
Total inventories	$ 2,932	$ 3,363	$ 2,823